Other Compensation Costs	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Other Compensation Costs	Other Compensation Costs
Long-Term Cash Incentive Plan

On February 28, 2024, the Company adopted a Long-Term Cash Incentive Plan ("LTIP"), under which long-term cash incentive awards with specified cash target values are granted to certain employees and consultants of the Company, subject to the participant's continued service with the Company. Payout of the awards are based on changes in the Company’s valuation, plus cumulative cash dividends and return of capital distributions paid by the Company from grant date to vest date. At each reporting period subsequent to the grant date, changes in the award's aggregate target value will be recognized as compensation expense based on the portion of vesting or service period lapsed from the grant date through the reporting date. For the three months ended March 31, 2025 and 2024, the Company recognized $2.1 million and $0.9 million, respectively, of compensation expense for the LTIP Awards in Administrative expenses on the Consolidated Statements of Operations.

The following table summarizes awards that have been granted as of March 31, 2025:

		Award Vesting
Grant Date	Aggregate Target Value	Date	Weighting	Date	Weighting
February 2025	$11.8 million	January 15, 2027	25%	January 15, 2028	75%
February 2024	$13.8 million	January 15, 2026	50%	January 15, 2027	50%

Long-Term Incentive Awards

Pursuant to a long-term incentive program established by Brookfield Infrastructure, certain senior executives of the Company have been granted incentive units (the "Incentive Units") which vest in five equal annual installments beginning September 28, 2023, subject to the participants' continued employment or service. As of March 31, 2025 the total number of Incentive Units granted under the long-term incentive program was 875. Payment obligations under the program (if any) are the responsibility of Brookfield Infrastructure. For additional information regarding the Incentive Units, refer to Item 6.B, "Compensation" section "Long-Term Incentive Unit Awards" in the 2024 Annual Report on Form 20-F.
The Company recognizes compensation cost for the Incentive Units on a straight-line basis over the vesting period based on the fair value of the awards. The fair value of the awards at each reporting date relates to both units issued and additional units that are expected to be issued under this program. Changes in the fair value at each subsequent reporting date will be recognized as compensation expense based on the portion of vesting or service period lapsed from the grant date through the reporting date. As of March 31, 2025 and December 31, 2024, the fair value of the awards was $19.2 million and for the three months ended March 31, 2025 and 2024, the Company recognized $1.0 million and $0.8 million, respectively, of compensation expense, respectively, in Administrative expenses on the Consolidated Statements of Operations. These amounts are reflected as Contributed capital from Parent on the Consolidated Statements of Shareholders’ Equity.